Impacts From Hurricanes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Impacts From Hurricanes

13. IMPACTS FROM HURRICANES

In 2008, a subcontractor's operations in Texas were severely impacted by Hurricane Ike. The subcontractor produced compartments for two of the LPD amphibious transport dock ships under construction at the Ingalls shipyards. As a result of the delays and cost growth caused by the subcontractor's production delays, HII's operating income was reduced by approximately $16 million during 2008. In the first quarter of 2010, the company received $17 million in final settlement of its Hurricane Ike insurance claim, which was recorded as a reduction to cost of product sales.

In August 2005, the company's Ingalls operations were significantly impacted by Hurricane Katrina and the company's shipyards in Louisiana and Mississippi sustained significant windstorm damage from the hurricane. As a result of the storm, the company incurred costs to replace or repair destroyed or damaged assets, suffered losses under its contracts, and incurred substantial costs to clean up and recover its operations. As of the date of the storm, the company had a comprehensive insurance program that provided coverage for, among other things, property damage, business interruption impact on net profitability, and costs associated with clean-up and recovery. The company has recovered a portion of its Hurricane Katrina claim, including $62 million in recovery of lost profits in 2007. The company expects that its remaining claim will be resolved with the remaining insurer, Factory Mutual Insurance Company (FM Global) (see Note 14).

The company has full entitlement to any insurance recoveries related to business interruption impacts on net profitability resulting from these hurricanes. However, because of uncertainties concerning the ultimate determination of recoveries related to business interruption claims, in accordance with company policy no such amounts are recognized until they are resolved with the insurers. Furthermore, due to the uncertainties with respect to the company's disagreement with FM Global in relation to the Hurricane Katrina claim, no receivables for insurance recoveries from FM Global have been recognized by the company in the accompanying condensed consolidated financial statements.

In accordance with U.S. Government cost accounting regulations affecting the majority of the company's contracts, the cost of insurance premiums for property damage and business interruption coverage, other than "coverage of profit," is an allowable expense that may be charged to contracts. Because a substantial portion of the company's long-term contracts is flexibly-priced, the U.S. Government customer would benefit from a portion of insurance recoveries in excess of the net book value of damaged assets and clean-up and restoration costs paid by the company. When such insurance recoveries occur, the company is obligated to return a portion of these amounts to the U.S. Government. The U.S. Navy has verbally expressed its intention to challenge the allowability of certain post-Katrina depreciation costs charged or expected to be charged on contracts under construction in the Ingalls shipyards. It is premature to estimate the amount, if any, that the U. S. Navy will ultimately challenge. The company believes all of the replacement costs are recoverable under its insurance coverage and the amounts in question are included in the insurance claim. However, if HII is unsuccessful in its insurance recovery, the company believes there are specific rules in the CAS and FAR that would still render the depreciation on those assets allowable and recoverable through its contracts with the U.S. Navy as these replacement costs provide benefit to the U.S. Government. The company believes that its depreciation practices are in conformity with the FAR, and that, if the U.S. Navy were to challenge the allowability of such costs, the company will be able to successfully resolve this matter with no material adverse impact to the company's consolidated financial position, results of operations, or cash flows.

15.	IMPACTS FROM HURRICANES

In 2008, a subcontractor's operations in Texas were severely impacted by Hurricane Ike. The subcontractor produces compartments for two of the LPD amphibious transport dock ships under construction at the Gulf Coast shipyards. As a result of the delays and cost growth caused by the subcontractor's production delays, NGSB's operating income was reduced by approximately $16 million during 2008. In the first quarter of 2010, the company received $17 million in final settlement of its claim, which was recorded as a reduction to cost of product sales.

In August 2005, the company's Gulf Coast operations were significantly impacted by Katrina and the company's shipyards in Louisiana and Mississippi sustained significant windstorm damage from the hurricane. As a result of the storm, the company incurred costs to replace or repair destroyed or damaged assets, suffered losses under its contracts, and incurred substantial costs to clean up and recover its operations. As of the date of the storm, the company had a comprehensive insurance program that provided coverage for, among other things, property damage, business interruption impact on net profitability, and costs associated with clean-up and recovery. The company expects that its remaining claim will be resolved separately with the two remaining insurers, Factory Mutual Insurance Company (FM Global) and Munich-American Risk Partners (Munich Re) (see Note 16).

The company has full entitlement to any insurance recoveries related to business interruption impacts on net profitability resulting from these hurricanes. However, because of uncertainties concerning the ultimate determination of recoveries related to business interruption claims, no such amounts are recognized until they are resolved with the insurers. Furthermore, due to the uncertainties with respect to the company's disagreement with FM Global in relation to the Katrina claim, no receivables have been recognized by the company in the accompanying consolidated financial statements for insurance recoveries from FM Global.

In accordance with U.S. Government cost accounting regulations affecting the majority of the company's contracts, the cost of insurance premiums for property damage and business interruption coverage, other than "coverage of profit," is an allowable expense that may be charged to contracts. Because a substantial portion of long-term contracts at the shipyards is flexibly-priced, the U.S. Navy would benefit from a portion of insurance recoveries in excess of the net book value of damaged assets. When such insurance recoveries occur, the company is obligated to provide the benefit of a portion of these amounts to the government. In recent discussions, the U.S. Navy has expressed its intention to challenge the allowability of certain post-Katrina depreciation costs charged or expected to be charged on contracts under construction in the Gulf Coast shipyards. It is premature to estimate the amount, if any, that the U.S. Navy will ultimately challenge. The company believes all of the replacement costs should be recoverable under its insurance coverage and the amounts that may be challenged are included in the insurance claim. However, if NGSB is unsuccessful in its insurance recovery, the company believes there are specific rules in the CAS and FAR that should still render the depreciation on those assets allowable and recoverable through its contracts with the U.S. Navy as these replacement costs provide benefit to the government. The company believes that its depreciation practices are in conformity with the FAR, and that, if the U.S. Navy were to challenge the allowability of such costs, the company should be able to successfully resolve this matter with no material adverse effect to the company's consolidated financial position, results of operations or cash flows.